FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current assets	¥ 51,196,000,000
Changes in the financial assets at fair value through profit or loss	196,000,000	¥ 0
Structured deposit
Current assets	¥ 51,196,000,000